Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 547	$ 878	$ 957
Charged to Costs and Expenses	954	1,117	1,136
Charged to Other Accounts	(30)	48	38
Acquisitions	0	0	0
Deductions	988	1,496	1,253
Balance at End of Period	$ 483	$ 547	$ 878